Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 2,621	$ 2,072
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	2,097	1,513
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 524	$ 559